Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (19,694,921)	$ (5,496,958)	$ (8,984,880)	$ (6,098,951)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	115,474	204,283	230,804	480,694
Stock-based compensation	518,721	166,187	289,795	709,394
Provision for credit losses	0	1,290	1,290	0
Fair value of common stock issued in exchange for services and in connection with non-redemption agreements	0	3,718,349	3,698,350	0
Induced conversion expense			0	168,356
Debt conversion loss			0	376,086
Loss on issuance of common stock in connection with a subscription agreement	0	206,000	206,000	0
Warrant modification expense	0	200,513	200,513	0
Loss on debt extinguishment	2,080,053	0	383,511	0
Non-cash interest	749,097	2,404,031	3,589,728	66,367
Non-cash operating lease expense			(29,430)	(8,246)
Loss on disposal of assets			0	124
Change in fair value of warrant liability	3,581,122	(199,624)	(187,173)	0
Change in fair value of derivative liability	(101,300)	(4,800,000)	(4,817,600)	0
Change in fair value of earnout liability	2,070,000	(2,970,000)	(3,230,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(3,176,587)	(256,886)	(67,119)	(1,290)
Inventory	(2,101,508)	1,525,857	1,506,746	98,594
Prepaid expenses and other current assets	(298,286)	(459,804)	(200,770)	(116,103)
Other assets			0	10,000
Accounts payable	1,071,550	(2,061,853)	(1,954,768)	876,074
Accrued expenses and other current liabilities	1,856,098	(768,614)	(542,878)	645,840
Deferred revenue	(25,436)	(327,778)	(298,254)	347,619
Other liabilities	798,979	129,257	172,658	(205,701)
Net cash used in operating activities	(5,857,572)	(8,806,402)	(10,033,477)	(2,651,143)
Cash flows from investing activities:
Purchases of property and equipment	(46,818)	(34,590)	(87,790)	(13,040)
Net cash used in investing activities	(46,818)	(34,590)	(87,790)	(13,040)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net of issuance costs	679,241	0	999,998	1,017,850
Proceeds from issuance common stock pursuant to subscription agreement	0	500,000	500,000	0
Proceeds from long-term debt, net of issuance costs	15,000,000	10,525,000	10,525,000	800,000
Repayment of long-term debt	(4,688,016)	(1,243,055)	(1,275,773)	(129,057)
Repayment of bridge loans	0	(800,000)	(800,000)	0
Proceeds from related party payable			0	705,000
Proceeds from the Merger, net of transaction costs	0	1,238,530	1,238,529	0
Cash paid for debt issuance costs			(59,069)	0
Cash paid to lender for debt modification			0	(20,000)
Repurchase of warrant from Yorkville	(5,000,000)	0
Net cash provided by financing activities	6,447,686	10,220,475	11,128,685	2,373,793
Net increase (decrease) in cash and restricted cash and cash equivalents	543,296	1,379,483	1,007,418	(290,390)
Cash and restricted cash and cash equivalents, beginning of year	1,192,104	184,686	184,686	475,076
Cash and restricted cash and cash equivalents, end of year			1,192,104	184,686
Supplemental disclosure of cash flow information:
Cash paid for interest	12,461	537,517	539,266	3,004
Supplemental disclosures of noncash investing and financing activities:
Fair value of embedded derivatives upon issuance of convertible debt	0	5,120,900	5,120,900	0
Fair value of earnout liability at issuance			3,670,000	0
Fair value of common stock issued with convertible debt	0	2,312,617	2,312,617	0
Conversion of Extension Note into common stock			1,560,000	0
Conversion of Yorkville Note into common stock			514,181	0
Extinguishment of accrued expenses in exchange for common stock	0	3,760,000	3,760,000	0
Transfer of equipment to inventory	0	289,214	289,214	0
Transfer of inventory to property and equipment			59,946	262,116
Debt discount included in accrued expenses			40,739	0
Debt discount included in accounts payable			0	59,069
Conversion of long-term debt into common stock	182,682	3,433,388	3,433,388	0
Deemed dividend	$ 0	$ 5,185,502	5,185,502	0
Purchase of property and equipment included in accounts payable			0	12,955
Related party convertible notes payable including accrued interest exchanged for common stock			0	233,644
Transfer of accrued interest to current maturities of long-term debt			$ 0	$ 635,855